Digital Assets - Evernorth - Annual - Carrying Value of Digital Assets (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026
Crypto Asset [Roll Forward]
Beginning Balance	$ 0
Digital asset impairment		$ (233,650,642)	$ (264,146,097)
XRP
Crypto Asset [Roll Forward]
Beginning Balance	0	0	612,924,401
Additions	846,575,043	846,575,043	0
Digital asset impairment	(233,650,642)	(233,650,642)	(264,146,097)
Ending Balance	$ 612,924,401	$ 612,924,401	$ 348,778,304